Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 78		¥ 113		¥ 148
Acquisitions	0		0		0
Addition: Charged to costs and expenses	15		42		28
Deduction	(53)		(75)		(88)
Translation adjustment	(1)		(2)		25
Balance at end of period	39		78		113
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	78		97		148
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		42		9
Deduction	(38)		(59)		(85)
Translation adjustment	(1)		(2)		25
Balance at end of period	39		78		97
Restructuring cost | Disposal of equipment
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period					0
Acquisitions					0
Addition: Charged to costs and expenses					3
Deduction					(3)
Translation adjustment					0
Balance at end of period					0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0		16		0
Acquisitions	0		0		0
Addition: Charged to costs and expenses	15		0		16
Deduction	(15)		(16)		0
Translation adjustment	0		0		0
Balance at end of period	0		0		16
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	26,794		42,846		44,635
Acquisitions	875		669		100
Addition: Charged to costs and expenses	6,339		6,220		3,501
Deduction	(6,836)	[1]	(22,778)	[1]	(5,448)	[1]
Other	(3,034)	[2]	(163)	[2]	58	[2]
Balance at end of period	¥ 24,138		¥ 26,794		¥ 42,846

[1]	The amount of deduction includes expiry of loss carryforwards and sales of subsidiary.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.